Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

December 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 67.2%
Information Technology – 19.7%
Communications Equipment – 0.8%
Arista Networks, Inc.(a)	2,635	$345,264
Calix, Inc.(a)	1,510	79,924
Cisco Systems, Inc.	13,702	1,055,465
F5, Inc.(a)	592	151,114
Motorola Solutions, Inc.	3,917	1,501,464
Nokia Oyj	4,173	26,904

		3,160,135

Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp. - Class A	4,516	610,292
Avnet, Inc.	2,329	111,978
CDW Corp./DE	424	57,749
Celestica, Inc. (New York)(a)	239	70,651
Celestica, Inc. (Toronto)(a) (b)	247	73,064
Coherent Corp.(a)	536	98,930
Corning, Inc.	553	48,421
Crane NXT Co.	1,960	92,257
Fabrinet(a)	305	138,860
Halma PLC	2,289	108,647
IPG Photonics Corp.(a)	1,430	102,388
Jabil, Inc.	226	51,533
Keyence Corp.	551	199,310
Kyocera Corp.	10,780	151,122
Shimadzu Corp.	2,359	62,800
TD SYNNEX Corp.	860	129,198
TE Connectivity PLC	249	56,650
Teledyne Technologies, Inc.(a)	392	200,206
Yokogawa Electric Corp.	2,278	73,057

		2,437,113

IT Services – 0.6%
Accenture PLC - Class A	2,011	539,551
CGI, Inc.	1,991	183,905
Cognizant Technology Solutions Corp. - Class A	2,456	203,848
Fujitsu Ltd.	3,743	102,869
Gartner, Inc.(a)	313	78,964
Globant SA(a)	1,570	102,631
GoDaddy, Inc. - Class A(a)	1,159	143,809
International Business Machines Corp.	1,058	313,390
MongoDB, Inc.(a)	293	122,969
NEC Corp.	2,409	81,510
Nomura Research Institute Ltd.	3,641	138,557
Obic Co., Ltd.	3,274	102,766
Otsuka Corp.	2,315	47,702
TIS, Inc.	2,133	71,659
VeriSign, Inc.	704	171,037

		2,405,167

Semiconductors & Semiconductor Equipment – 8.2%
Advantest Corp.	1,833	231,779
Applied Materials, Inc.	8,217	2,111,687
ASM International NV	78	47,221

Company	Shares	U.S. $ Value

ASML Holding NV	1,115	$1,201,435
ASML Holding NV (REG)	690	738,203
BE Semiconductor Industries NV	170	26,577
Broadcom, Inc.	16,744	5,795,098
Credo Technology Group Holding Ltd.(a)	1,262	181,589
Disco Corp.	193	58,800
First Solar, Inc.(a)	262	68,442
FormFactor, Inc.(a)	1,295	72,235
KLA Corp.	329	399,761
Lam Research Corp.	3,545	606,833
Lasertec Corp.	204	38,871
MACOM Technology Solutions Holdings, Inc.(a)	709	121,438
Monolithic Power Systems, Inc.	128	116,014
Nova Ltd. (NASDAQ GS)(a)	316	103,771
Nova Ltd. (Tel Aviv)(a)	57	19,055
NVIDIA Corp.	88,222	16,453,403
NXP Semiconductors NV	7,773	1,687,207
ON Semiconductor Corp.(a)	2,280	123,462
Qnity Electronics, Inc.	188	15,350
QUALCOMM, Inc.	2,420	413,941
Rambus, Inc.(a)	1,199	110,176
SCREEN Holdings Co., Ltd.(b)	153	14,903
Semtech Corp.(a)	1,895	139,643
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	9,491	2,884,220
Teradyne, Inc.	900	174,204
Texas Instruments, Inc.	1,877	325,641
Tokyo Electron Ltd.	953	212,259

		34,493,218

Software – 6.8%
ACI Worldwide, Inc.(a)	2,080	99,445
Adobe, Inc.(a)	1,382	483,686
Autodesk, Inc.(a)	846	250,424
Bentley Systems, Inc. - Class B	1,346	51,370
Cadence Design Systems, Inc.(a)	518	161,916
Check Point Software Technologies Ltd.(a)	659	122,284
Constellation Software, Inc./Canada	128	307,879
Crowdstrike Holdings, Inc. - Class A(a)	65	30,469
Dassault Systemes SE	2,521	70,432
Descartes Systems Group, Inc. (The)(a)	720	63,164
Fair Isaac Corp.(a)	19	32,122
Fortinet, Inc.(a)	2,311	183,517
Gen Digital, Inc.	2,355	64,032
Guidewire Software, Inc.(a)	593	119,199
HubSpot, Inc.(a)	2,725	1,093,543
Intuit, Inc.	4,131	2,736,457
Klaviyo, Inc. - Class A(a)	3,510	113,970
Microsoft Corp.(c)	34,666	16,765,171
Nemetschek SE	105	11,360
Nice Ltd.(a)	107	12,095
Nice Ltd. (Sponsored ADR)(a)	550	62,172
Oracle Corp.	12,875	2,509,466
Oracle Corp. Japan	418	35,132

Company	Shares	U.S. $ Value

Palantir Technologies, Inc. - Class A(a)	94	$16,709
Palo Alto Networks, Inc.(a)	563	103,705
Procore Technologies, Inc.(a)	1,981	144,098
PTC, Inc.(a)	413	71,949
Roper Technologies, Inc.	822	365,897
Runway AI, Inc.(a) (d) (e)	1,263	18,471
Sage Group PLC (The)	6,116	88,954
SailPoint, Inc.(a)	4,145	83,853
Salesforce, Inc.	784	207,689
Samsara, Inc. - Class A(a)	2,859	101,352
SAP SE	1,100	267,265
ServiceNow, Inc.(a)	6,555	1,004,160
Trend Micro, Inc./Japan	245	10,175
Tyler Technologies, Inc.(a)	286	129,830
Unity Software, Inc.(a)	2,516	111,132
Workday, Inc. - Class A(a)	306	65,723
Xero Ltd.(a)	617	46,740
Zoom Communications, Inc.(a)	210	18,121
Zscaler, Inc.(a)	64	14,395

		28,249,523

Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.(c)	40,429	10,991,028
Canon, Inc.(b)	7,211	213,363
FUJIFILM Holdings Corp.	7,685	163,064
IonQ, Inc.(a) (b)	1,097	49,222
Logitech International SA (REG)	343	34,821
NetApp, Inc.	355	38,017

		11,489,515

		82,234,671

Financials – 9.9%
Banks – 2.0%
AIB Group PLC	5,528	59,096
Bank Hapoalim BM	3,850	87,076
Bank Leumi Le-Israel BM	3,045	67,105
Bank of America Corp.	54,845	3,016,475
BOC Hong Kong Holdings Ltd. - Class H	24,046	122,033
Canadian Imperial Bank of Commerce	217	19,672
DBS Group Holdings Ltd.	2,860	125,281
FinecoBank Banca Fineco SpA	1,183	30,651
First BanCorp/Puerto Rico	3,686	76,411
First Citizens BancShares, Inc./NC - Class A	95	203,887
First Hawaiian, Inc.	2,351	59,480
Flagstar Bank NA	6,180	77,806
Hang Seng Bank Ltd. - Class H	2,658	52,436
Independent Bank Corp.	1,370	100,120
Japan Post Bank Co., Ltd.	1,675	23,579
Mizrahi Tefahot Bank Ltd.	471	32,908
Nordea Bank Abp	1,491	28,052
Oversea-Chinese Banking Corp., Ltd.	2,590	39,791
Texas Capital Bancshares, Inc.(a)	1,115	100,952
UMB Financial Corp.	1,200	138,048
UniCredit SpA	386	31,971

Company	Shares	U.S. $ Value

WaFd, Inc.	3,000	$96,090
Webster Financial Corp.	1,638	103,096
Wells Fargo & Co.	37,437	3,489,128
Wintrust Financial Corp.	840	117,449

		8,298,593

Capital Markets – 2.8%
3i Group PLC	1,835	80,463
Ameriprise Financial, Inc.	201	98,558
ASX Ltd.(b)	336	11,505
Blackrock, Inc.	244	261,163
Brookfield Asset Management Ltd. - Class A	956	50,079
Cboe Global Markets, Inc.	1,295	325,045
Charles Schwab Corp. (The)	38,698	3,866,317
CME Group, Inc.	1,700	464,236
CVC Capital Partners PLC(f)	483	8,089
Deutsche Boerse AG	81	21,289
Futu Holdings Ltd. (ADR)	106	17,406
Goldman Sachs Group, Inc. (The)	3,846	3,380,634
Hong Kong Exchanges & Clearing Ltd. - Class H	2,601	136,088
Invesco Ltd.	5,866	154,100
Japan Exchange Group, Inc.	1,875	20,013
Moody’s Corp.	356	181,863
Partners Group Holding AG	59	72,392
PJT Partners, Inc. - Class A	683	114,198
S&P Global, Inc.	4,183	2,185,994
Singapore Exchange Ltd.	5,309	69,887
Stifel Financial Corp.	2,001	250,565
T. Rowe Price Group, Inc.	415	42,488
TPG, Inc.	1,804	115,167

		11,927,539

Consumer Finance – 0.6%
Capital One Financial Corp.	9,209	2,231,893
Figure Technology Solutions, Inc. - Class A(a)	1,504	61,423
FirstCash Holdings, Inc.	710	113,160

		2,406,476

Financial Services – 2.4%
Adyen NV(a)	49	79,016
Affirm Holdings, Inc.(a)	1,549	115,292
Berkshire Hathaway, Inc. - Class B(a)	833	418,707
Chime Financial, Inc. - Class A(a)	2,514	63,277
HA Sustainable Infrastructure Capital, Inc.	4,360	137,035
Infratil Ltd.	6,327	40,374
Jack Henry & Associates, Inc.	385	70,255
Mastercard, Inc. - Class A	1,739	992,760
NCR Atleos Corp.(a)	3,310	126,144
PayPal Holdings, Inc.	1,652	96,444
Visa, Inc. - Class A	22,050	7,733,156
Walker & Dunlop, Inc.	1,112	66,887
Wise PLC - Class A(a)	1,443	17,287

		9,956,634

Insurance – 2.1%
Accelerant Holdings - Class A(a)	2,357	38,537

Company	Shares	U.S. $ Value

Admiral Group PLC	665	$28,447
Allstate Corp. (The)	344	71,604
American Financial Group, Inc./OH	1,148	156,909
Aon PLC - Class A	366	129,154
Arch Capital Group Ltd.(a)	1,390	133,329
Arthur J Gallagher & Co.	566	146,475
Brown & Brown, Inc.	1,156	92,133
Chubb Ltd.	1,056	329,599
Erie Indemnity Co. - Class A	56	16,052
Everest Group Ltd.	3,132	1,062,844
Fairfax Financial Holdings Ltd.	50	95,293
Gjensidige Forsikring ASA	408	12,194
Great-West Lifeco, Inc.	451	22,242
Hannover Rueck SE	110	34,230
Hanover Insurance Group, Inc. (The)	867	158,462
Hartford Insurance Group, Inc. (The)	487	67,109
Helvetia Baloise Holding AG	156	41,030
iA Financial Corp., Inc.	155	20,082
Intact Financial Corp.	987	205,468
Kinsale Capital Group, Inc.	246	96,216
Loews Corp.	901	94,884
Marsh & McLennan Cos., Inc.	8,517	1,580,074
Medibank Pvt. Ltd.	5,371	17,141
MS&AD Insurance Group Holdings, Inc.	2,335	54,819
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	234	153,992
Progressive Corp. (The)	7,282	1,658,257
Prudential PLC	4,415	67,916
Sampo Oyj - Class A	14,080	170,351
Swiss Re AG	871	145,100
Tokio Marine Holdings, Inc.	3,892	143,872
Travelers Cos., Inc. (The)	752	218,125
Tryg A/S	1,429	37,370
W R Berkley Corp.	2,621	183,785
Willis Towers Watson PLC	3,519	1,156,343
Zurich Insurance Group AG	492	372,297

		9,011,735

		41,600,977

Health Care – 8.3%
Biotechnology – 1.0%
AbbVie, Inc.	815	186,219
Amgen, Inc.	275	90,010
Apogee Therapeutics, Inc.(a)	733	55,327
Argenx SE(a)	209	176,301
Ascendis Pharma A/S (ADR)(a)	200	42,648
Bridgebio Pharma, Inc.(a)	1,227	93,853
CG oncology, Inc.(a)	1,058	43,928
Denali Therapeutics, Inc.(a)	2,431	40,136
Genmab A/S(a)	119	36,888
Gilead Sciences, Inc.	1,521	186,688
Halozyme Therapeutics, Inc.(a)	1,027	69,117
Incyte Corp.(a)	1,345	132,846
Insmed, Inc.(a)	979	170,385
Kymera Therapeutics, Inc.(a)	602	46,842
Legend Biotech Corp. (ADR)(a)	1,058	23,001

Company	Shares	U.S. $ Value

Natera, Inc.(a)	495	$113,400
Neurocrine Biosciences, Inc.(a)	976	138,426
Newamsterdam Pharma Co. NV(a)	920	32,274
Nuvalent, Inc. - Class A(a)	481	48,384
Regeneron Pharmaceuticals, Inc.	58	44,768
Rhythm Pharmaceuticals, Inc.(a)	583	62,404
Swedish Orphan Biovitrum AB(a)	368	13,206
United Therapeutics Corp.(a)	184	89,654
Vera Therapeutics, Inc.(a)	766	38,790
Vertex Pharmaceuticals, Inc.(a)	4,995	2,264,533
Xenon Pharmaceuticals, Inc.(a)	1,014	45,447

		4,285,475

Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	5,583	699,494
AtriCure, Inc.(a)	2,631	104,082
Becton Dickinson & Co.	183	35,515
Boston Scientific Corp.(a)	957	91,250
Cochlear Ltd.	125	21,702
Coloplast A/S - Class B	213	18,262
Dexcom, Inc.(a)	628	41,680
Edwards Lifesciences Corp.(a)	1,043	88,916
Envista Holdings Corp.(a)	6,090	132,214
Fisher & Paykel Healthcare Corp., Ltd.	1,065	23,139
GE HealthCare Technologies, Inc.	760	62,335
Glaukos Corp.(a)	1,137	128,379
Globus Medical, Inc. - Class A(a)	1,830	159,777
Hologic, Inc.(a)	1,359	101,232
Hoya Corp.	691	104,804
IDEXX Laboratories, Inc.(a)	222	150,190
Integer Holdings Corp.(a)	1,260	98,822
Intuitive Surgical, Inc.(a)	623	352,842
Medtronic PLC	20,141	1,934,745
ResMed, Inc.	291	70,093
Sonova Holding AG (REG)	87	22,504
Straumann Holding AG (REG)(a)	223	26,047
Stryker Corp.	4,653	1,635,390
Sysmex Corp.	812	7,974

		6,111,388

Health Care Providers & Services – 1.6%
BrightSpring Health Services, Inc.(a)	2,995	112,163
Cardinal Health, Inc.	491	100,901
Cencora, Inc.	1,428	482,307
Cigna Group (The)	245	67,431
Elevance Health, Inc.	528	185,090
Encompass Health Corp.	1,102	116,966
Guardant Health, Inc.(a)	1,236	126,245
HCA Healthcare, Inc.	181	84,502
Humana, Inc.	72	18,441
Labcorp Holdings, Inc.	5,156	1,293,537
Lumexa Imaging Holdings, Inc.(a)	2,375	43,938
McKesson Corp.	555	455,261

Company	Shares	U.S. $ Value

PROCEPT BioRobotics Corp.(a)	2,500	$78,650
Quest Diagnostics, Inc.	557	96,656
Tenet Healthcare Corp.(a)	831	165,136
UnitedHealth Group, Inc.	10,213	3,371,414

		6,798,638

Health Care Technology – 0.0%
Pro Medicus Ltd.	158	23,204
Veeva Systems, Inc. - Class A(a)	267	59,603

		82,807

Life Sciences Tools & Services – 1.4%
Agilent Technologies, Inc.	493	67,082
Bio-Techne Corp.	2,360	138,792
ICON PLC(a)	782	142,496
IQVIA Holdings, Inc.(a)	10,505	2,367,932
Repligen Corp.(a)	699	114,538
Thermo Fisher Scientific, Inc.	5,417	3,138,881
Waters Corp.(a)	118	44,820
West Pharmaceutical Services, Inc.	124	34,117

		6,048,658

Pharmaceuticals – 2.8%
Astellas Pharma, Inc.	5,366	71,419
AstraZeneca PLC	3,269	604,959
Bristol-Myers Squibb Co.	1,730	93,316
Chugai Pharmaceutical Co., Ltd.	1,287	67,518
Daiichi Sankyo Co., Ltd.	3,243	68,864
Edgewise Therapeutics, Inc.(a)	670	16,626
Eli Lilly & Co.	3,222	3,462,619
GSK PLC	9,523	233,477
Hikma Pharmaceuticals PLC	308	6,421
Ipsen SA	66	9,209
Johnson & Johnson	7,186	1,487,143
Merck & Co., Inc.	23,686	2,493,188
Novartis AG (REG)	7,352	1,013,075
Novo Nordisk A/S - Class B	8,794	446,018
Ocular Therapeutix, Inc.(a)	3,059	37,136
Orion Oyj - Class B	261	19,473
Otsuka Holdings Co., Ltd.	1,857	105,030
Roche Holding AG (BR)	82	34,628
Roche Holding AG (Genusschein)	1,801	743,759
Sanofi SA	1,376	133,135
Shionogi & Co., Ltd.	2,593	46,933
Structure Therapeutics, Inc. (ADR)(a)	650	45,208
Takeda Pharmaceutical Co., Ltd.	6,097	189,405
Terns Pharmaceuticals, Inc.(a)	897	36,239
Zoetis, Inc.	1,104	138,905

		11,603,703

		34,930,669

Communication Services – 8.1%
Diversified Telecommunication Services – 0.6%
AST SpaceMobile, Inc.(a) (b)	1,370	99,503
AT&T, Inc.	17,978	446,573

Company	Shares	U.S. $ Value

Deutsche Telekom AG (REG)	12,677	$412,650
Elisa Oyj	1,478	65,499
HKT Trust & HKT Ltd. - Class H	31,526	46,682
Infrastrutture Wireless Italiane SpA(b)	2,342	21,673
Koninklijke KPN NV	32,547	152,083
NTT, Inc.	250,167	252,541
Orange SA	15,588	260,110
Singapore Telecommunications Ltd.	62,219	220,131
Swisscom AG (REG)	217	157,619
Telia Co. AB	10,120	43,253
Telstra Group Ltd.	20,454	66,364
TELUS Corp.	3,068	40,436
Verizon Communications, Inc.	8,279	337,204

		2,622,321

Entertainment – 1.2%
Capcom Co., Ltd.	719	16,702
CTS Eventim AG & Co. KGaA	396	36,251
Electronic Arts, Inc.	1,253	256,026
Liberty Media Corp.-Liberty Formula One - Class C(a)	1,108	109,149
Netflix, Inc.(a)	9,937	931,693
Nintendo Co., Ltd.	2,136	144,211
Stubhub Holdings, Inc. - Class A(a)	3,240	43,837
TKO Group Holdings, Inc.	622	129,998
Toho Co., Ltd./Tokyo	406	20,684
Universal Music Group NV	2,965	77,297
Walt Disney Co. (The)	29,998	3,412,872

		5,178,720

Interactive Media & Services – 5.5%
Alphabet, Inc. - Class A	4,820	1,508,660
Alphabet, Inc. - Class C(c)	38,429	12,059,020
Auto Trader Group PLC	2,400	18,935
Meta Platforms, Inc. - Class A	14,099	9,306,609
REA Group Ltd.	122	14,872
Reddit, Inc. - Class A(a)	461	105,970
Scout24 SE	757	76,033

		23,090,099

Media – 0.1%
Criteo SA (Sponsored ADR)(a)	2,431	50,103
Nexstar Media Group, Inc.	463	94,012
Omnicom Group, Inc.	347	28,020
Publicis Groupe SA	394	40,916

		213,051

Wireless Telecommunication Services – 0.7%
KDDI Corp.	20,409	353,233
SoftBank Corp.	240,417	330,082
T-Mobile US, Inc.	10,137	2,058,217
Vodafone Group PLC	45,269	60,344

		2,801,876

		33,906,067

Company	Shares	U.S. $ Value

Industrials – 7.2%
Aerospace & Defense – 1.2%
Beta Technologies, Inc. - Class A(a)	1,766	$49,819
Curtiss-Wright Corp.	208	114,664
General Dynamics Corp.	616	207,382
Hexcel Corp.	15,810	1,168,359
Howmet Aerospace, Inc.	738	151,305
Kongsberg Gruppen ASA	987	25,292
Kratos Defense & Security Solutions, Inc.(a)	1,922	145,899
Loar Holdings, Inc.(a)	1,292	87,856
Lockheed Martin Corp.	731	353,563
MTU Aero Engines AG	100	41,453
Northrop Grumman Corp.	353	201,284
Rheinmetall AG	95	173,317
Rocket Lab Corp.(a)	3,259	227,348
RTX Corp.	11,719	2,149,265

		5,096,806

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	1,197	192,430
Expeditors International of Washington, Inc.	312	46,491
GXO Logistics, Inc.(a)	2,520	132,653
SG Holdings Co., Ltd.(b)	2,397	21,936

		393,510

Building Products – 0.5%
Allegion PLC	168	26,749
Armstrong World Industries, Inc.	492	94,021
Belimo Holding AG (REG)	23	22,473
Carlisle Cos., Inc.	90	28,787
Geberit AG (REG)	86	66,790
Gibraltar Industries, Inc.(a)	1,730	85,531
Lennox International, Inc.	76	36,904
Otis Worldwide Corp.	16,101	1,406,422
ROCKWOOL A/S - Class B	178	6,254
Trane Technologies PLC	495	192,654
Zurn Elkay Water Solutions Corp. - Class C	2,436	113,250

		2,079,835

Commercial Services & Supplies – 0.7%
Brambles Ltd.(b)	2,510	38,329
Cintas Corp.	851	160,048
Copart, Inc.(a)	1,663	65,106
Republic Services, Inc.	1,830	387,832
Rollins, Inc.	1,695	101,734
Secom Co., Ltd.	3,022	107,384
Veralto Corp.	13,969	1,393,827
Waste Connections, Inc.	1,362	238,840
Waste Management, Inc.	1,575	346,043

		2,839,143

Construction & Engineering – 0.2%
Comfort Systems USA, Inc.	322	300,519
EMCOR Group, Inc.	105	64,238
Granite Construction, Inc.	1,187	136,920

WillScot Holdings Corp.	5,685	107,049

		608,726

Company	Shares	U.S. $ Value

Electrical Equipment – 1.3%
ABB Ltd. (REG)	3,187	$234,938
Bloom Energy Corp. - Class A(a)	1,154	100,271
BWX Technologies, Inc.	669	115,630
Eaton Corp. PLC	7,975	2,540,117
Fujikura Ltd.	447	49,570
GE Vernova, Inc.	3,297	2,154,820
Hubbell, Inc.	100	44,411
Nextpower, Inc. - Class A(a)	1,027	89,462
Regal Rexnord Corp.	870	122,078
Rockwell Automation, Inc.	193	75,091

		5,526,388

Ground Transportation – 0.9%
ArcBest Corp.	1,485	110,172
Canadian National Railway Co.	853	84,365
Central Japan Railway Co.	6,426	178,000
CSX Corp.	63,920	2,317,100
East Japan Railway Co.	6,943	182,996
Hankyu Hanshin Holdings, Inc.	1,543	38,807
Knight-Swift Transportation Holdings, Inc.	2,860	149,521
MTR Corp., Ltd. - Class H(b)	4,869	18,648
Old Dominion Freight Line, Inc.	392	61,466
Saia, Inc.(a)	53	17,306
Tokyu Corp.	1,637	19,131
Uber Technologies, Inc.(a)	3,969	324,307
Union Pacific Corp.	1,248	288,687
West Japan Railway Co.	1,772	35,307

		3,825,813

Industrial Conglomerates – 0.1%
3M Co.	938	150,174
Honeywell International, Inc.	1,203	234,693
Lifco AB - Class B	401	15,198
Smiths Group PLC	597	18,883
Swire Pacific Ltd. - Class H	2,916	23,507

		442,455

Machinery – 1.1%
Alfa Laval AB	535	26,826
Atlas Copco AB - Class A	5,692	101,332
Atlas Copco AB - Class B	3,307	52,868
Caterpillar, Inc.	1,039	595,212
CNH Industrial NV	8,110	74,774
Crane Co.	596	109,920
Cummins, Inc.	265	135,269
Daifuku Co., Ltd.	591	18,602
Deere & Co.	4,080	1,899,526
Epiroc AB - Class A	1,215	27,388
Epiroc AB - Class B	719	14,465
GEA Group AG	269	18,180
Graco, Inc.	317	25,984
Illinois Tool Works, Inc.	598	147,287
ITT, Inc.	617	107,056

Company	Shares	U.S. $ Value

JBT Marel Corp.	855	$128,823
Kone Oyj - Class B	1,161	82,249
Metso Oyj	1,090	18,965
Oshkosh Corp.	1,130	141,962
Parker-Hannifin Corp.	228	200,403
Pentair PLC	1,214	126,426
Rational AG	12	9,265
RBC Bearings, Inc.(a)	156	69,955
Sandvik AB	1,762	56,914
Schindler Holding AG	80	30,085
Schindler Holding AG (REG)	243	85,984
Snap-on, Inc.	93	32,048
Techtronic Industries Co., Ltd. - Class H	2,652	30,506
Terex Corp.	1,307	69,768
VAT Group AG(f)	58	27,846
Wartsila Oyj Abp	943	33,387
Yangzijiang Shipbuilding Holdings Ltd.	5,419	14,639

		4,513,914

Marine Transportation – 0.1%
Kirby Corp.(a)	1,280	141,030
Kuehne & Nagel International AG (REG)	125	26,807
SITC International Holdings Co., Ltd. - Class H	3,452	12,353
Star Bulk Carriers Corp.	6,280	120,701

		300,891

Passenger Airlines – 0.0%
ANA Holdings, Inc.	880	16,713

Professional Services – 0.5%
Automatic Data Processing, Inc.	1,014	260,831
Booz Allen Hamilton Holding Corp.	8,226	693,945
Broadridge Financial Solutions, Inc.	222	49,544
Bureau Veritas SA	633	20,137
CACI International, Inc. - Class A(a)	215	114,554
Computershare Ltd.	1,032	23,389
Experian PLC	1,790	80,705
First Advantage Corp.(a) (b)	7,190	104,471
FTI Consulting, Inc.(a)	577	98,569
Intertek Group PLC	336	20,837
Leidos Holdings, Inc.	217	39,147
Paychex, Inc.	736	82,564
Paycom Software, Inc.	103	16,414
Recruit Holdings Co., Ltd.	3,005	168,856
RELX PLC	4,315	173,838
Robert Half, Inc.	3,830	104,023
Thomson Reuters Corp.	965	127,347
Wolters Kluwer NV	487	50,442

		2,229,613

Trading Companies & Distributors – 0.5%
AddTech AB - Class B	475	16,729
Applied Industrial Technologies, Inc.	419	107,587
Boise Cascade Co.	1,250	92,000
Core & Main, Inc. - Class A(a)	2,120	110,176
Fastenal Co.	2,621	105,181
Ferguson Enterprises, Inc.	386	85,935
GATX Corp.	740	125,504

Company	Shares	U.S. $ Value

MonotaRO Co., Ltd.	537	$8,551
Toromont Industries Ltd.	141	17,058
United Rentals, Inc.	1,511	1,222,882
Watsco, Inc.	64	21,565
WW Grainger, Inc.	118	119,068

		2,032,236

Transportation Infrastructure – 0.0%
Aena SME SA	3,765	105,197
Aeroports de Paris SA	195	25,447

		130,644

		30,036,687

Consumer Discretionary – 5.1%
Automobile Components – 0.0%
BorgWarner, Inc.	3,045	137,208
Bridgestone Corp.	1,442	32,444
Continental AG	211	16,745

		186,397

Automobiles – 0.0%
Ferrari NV	512	190,267

Broadline Retail – 2.2%
Amazon.com, Inc.(a)	37,890	8,745,770
Dollarama, Inc.	857	128,086
MercadoLibre, Inc.(a)	35	70,499
Next PLC	268	49,339
Pan Pacific International Holdings Corp.	7,088	42,222
Wesfarmers Ltd.	2,121	114,265

		9,150,181

Diversified Consumer Services – 0.1%
ADT, Inc.	15,946	128,684
Frontdoor, Inc.(a)	291	16,788
Laureate Education, Inc.(a)	4,520	152,188

		297,660

Hotels, Restaurants & Leisure – 0.5%
Aristocrat Leisure Ltd.	957	37,049
Chipotle Mexican Grill, Inc.(a)	3,033	112,221
Compass Group PLC	6,226	197,271
Darden Restaurants, Inc.	209	38,460
Evolution AB(f)	304	20,642
FDJ United	187	5,176
Genius Sports Ltd.(a)	7,058	77,779
Hyatt Hotels Corp. - Class A	4,690	751,901
McDonald’s Corp.	1,217	371,952
Oriental Land Co., Ltd./Japan(b)	4,158	76,923
Viking Holdings Ltd.(a)	1,526	108,972
Wingstop, Inc.(b)	473	112,806
Yum! Brands, Inc.	1,206	182,444

		2,093,596

Company	Shares	U.S. $ Value

Household Durables – 0.1%
D.R. Horton, Inc.	444	$63,949
Garmin Ltd.	313	63,492
NVR, Inc.(a)	6	43,757
PulteGroup, Inc.	371	43,504
SharkNinja, Inc.(a)	1,211	135,511
Taylor Morrison Home Corp.(a)	1,030	60,636

		410,849

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	1,026	27,308
Brunswick Corp./DE	1,450	107,648
Hasbro, Inc.	1,550	127,100

		262,056

Specialty Retail – 1.9%
AutoNation, Inc.(a)	475	98,078
AutoZone, Inc.(a)	694	2,353,701
Bath & Body Works, Inc.	4,597	92,308
Best Buy Co., Inc.	459	30,721
Burlington Stores, Inc.(a)	240	69,324
Dick’s Sporting Goods, Inc.	118	23,360
Dynatrace, Inc.(a)	1,596	69,171
Fast Retailing Co., Ltd.	347	125,818
Group 1 Automotive, Inc.	84	33,037
Home Depot, Inc. (The)	5,603	1,927,992
Industria de Diseno Textil SA	5,018	331,011
Murphy USA, Inc.	223	89,985
O’Reilly Automotive, Inc.(a)	2,612	238,241
RH(a)	380	68,077
Sanrio Co., Ltd.	325	10,169
TJX Cos., Inc. (The)	15,900	2,442,399
Tractor Supply Co.	995	49,760
Ulta Beauty, Inc.(a)	97	58,686
Williams-Sonoma, Inc.	324	57,863
ZOZO, Inc.	1,293	10,663

		8,180,364

Textiles, Apparel & Luxury Goods – 0.2%
Amer Sports, Inc.(a)	3,168	118,325
Asics Corp.	1,320	31,689
Deckers Outdoor Corp.(a)	375	38,876
Hermes International SCA	66	163,868
Lululemon Athletica, Inc.(a)	267	55,485
Moncler SpA	423	27,038
NIKE, Inc. - Class B	1,988	126,655
On Holding AG - Class A(a)	2,499	116,154
Pandora A/S	164	18,136

		696,226

		21,467,596

Consumer Staples – 3.9%
Beverages – 1.1%
Brown-Forman Corp. - Class B(b)	325	8,470

Company	Shares	U.S. $ Value

Carlsberg AS - Class B	165	$21,596
Celsius Holdings, Inc.(a)	2,351	107,535
Coca-Cola Co. (The)	44,545	3,114,141
Coca-Cola HBC AG(a)	375	19,400
Keurig Dr. Pepper, Inc.	3,596	100,724
Monster Beverage Corp.(a)	3,529	270,568
PepsiCo, Inc.	5,166	741,424

		4,383,858

Consumer Staples Distribution & Retail – 1.9%
BJ’s Wholesale Club Holdings, Inc.(a)	1,730	155,752
Costco Wholesale Corp.	1,629	1,404,752
Dollar General Corp.	231	30,670
Dollar Tree, Inc.(a)	13,104	1,611,923
Kobe Bussan Co., Ltd.	284	6,836
Koninklijke Ahold Delhaize NV	3,481	142,745
Kroger Co. (The)	4,085	255,231
Walmart, Inc.	37,138	4,137,544

		7,745,453

Food Products – 0.4%
Chocoladefabriken Lindt & Spruengli AG (REG)	1	146,656
Danone SA	963	86,862
General Mills, Inc.	3,914	182,001
Hershey Co. (The)	884	160,870
Hormel Foods Corp.	1,475	34,957
Lotus Bakeries NV	1	9,205
Magnum Ice Cream Co. NV (The)(a)	1,182	18,914
Mondelez International, Inc. - Class A	3,685	198,363
Nestle SA (REG)	5,614	557,241
Nomad Foods Ltd.	5,724	71,607
Tyson Foods, Inc. - Class A	2,206	129,316

		1,595,992

Household Products – 0.4%
Church & Dwight Co., Inc.	2,454	205,768
Colgate-Palmolive Co.	2,875	227,183
Kimberly-Clark Corp.	678	68,403
Procter & Gamble Co. (The)	7,007	1,004,173
Reckitt Benckiser Group PLC	1,337	108,189
WD-40 Co.	518	101,994

		1,715,710

Personal Care Products – 0.1%
Beiersdorf AG	164	18,010
Kao Corp.	403	16,084
L’Oreal SA	450	193,192
Unilever PLC	5,263	343,870

		571,156

Tobacco – 0.0%
Imperial Brands PLC	1,387	58,241

Company	Shares	U.S. $ Value

Philip Morris International, Inc.	510	$81,804

		140,045

		16,152,214

Utilities – 1.5%
Electric Utilities – 0.9%
Alliant Energy Corp.	295	19,178
American Electric Power Co., Inc.	17,955	2,070,391
BKW AG	177	37,544
Chubu Electric Power Co., Inc.	5,675	87,432
CLP Holdings Ltd. - Class H	11,086	99,163
Duke Energy Corp.	3,999	468,723
FirstEnergy Corp.	1,346	60,260
Hydro One Ltd.(f)	1,474	58,679
Iberdrola SA	3,478	75,310
IDACORP, Inc.	1,301	164,654
NRG Energy, Inc.	660	105,098
Oklo, Inc.(a)	317	22,748
PG&E Corp.	1,261	20,264
Power Assets Holdings Ltd. - Class H	11,523	81,655
PPL Corp.	815	28,541
Redeia Corp. SA	3,251	57,955
Southern Co. (The)	5,113	445,854
Verbund AG	350	25,414
Xcel Energy, Inc.	800	59,088

		3,987,951

Gas Utilities – 0.1%
Chesapeake Utilities Corp.	790	98,560
Hong Kong & China Gas Co., Ltd. - Class H	66,753	60,176
ONE Gas, Inc.	1,390	107,377
Osaka Gas Co., Ltd.	1,807	62,788
Tokyo Gas Co., Ltd.	772	30,606

		359,507

Multi-Utilities – 0.5%
Ameren Corp.	12,990	1,297,181
CMS Energy Corp.	936	65,455
Consolidated Edison, Inc.	3,019	299,847
Dominion Energy, Inc.	418	24,491
E.ON SE	1,035	19,598
Engie SA	1,507	39,588
WEC Energy Group, Inc.	1,801	189,933

		1,936,093

Water Utilities – 0.0%
American Water Works Co., Inc.	341	44,501

		6,328,052

Materials – 1.4%
Chemicals – 1.1%
Air Liquide SA	394	74,054
Avient Corp.	3,070	95,907
CF Industries Holdings, Inc.	291	22,506
Corteva, Inc.	26,033	1,744,992
EMS-Chemie Holding AG(a)	14	9,658
Givaudan SA (REG)	29	114,731

Company	Shares	U.S. $ Value

Linde PLC	4,668	$1,990,388
RPM International, Inc.	1,351	140,504
Sherwin-Williams Co. (The)	466	150,998
Sika AG (REG)(a)	255	51,771

		4,395,509

Construction Materials – 0.0%
Buzzi SpA	132	7,980
Holcim AG(a)	900	87,615

		95,595

Containers & Packaging – 0.1%
Avery Dennison Corp.	145	26,373
Ball Corp.	681	36,073
Graphic Packaging Holding Co.	8,290	124,847
O-I Glass, Inc.(a)	7,540	111,290

		298,583

Metals & Mining – 0.2%
BHP Group Ltd.	8,789	265,244
Fortescue Ltd.	2,957	43,239
Franco-Nevada Corp.	242	50,163
Fresnillo PLC	412	18,371
Kinross Gold Corp.	2,078	58,530
Lundin Gold, Inc.	191	15,867
MP Materials Corp.(a)	343	17,328
Newmont Corp.	676	67,499
Reliance, Inc.	605	174,766
Rio Tinto Ltd.	630	61,460
Rio Tinto PLC	1,939	156,189

		928,656

		5,718,343

Energy – 1.3%
Energy Equipment & Services – 0.4%
Baker Hughes Co.	30,192	1,374,944
TechnipFMC PLC	5,798	258,359

		1,633,303

Oil, Gas & Consumable Fuels – 0.9%
Chevron Corp.	808	123,147
Coterra Energy, Inc.	1,130	29,742
Eni SpA	3,908	74,080
EOG Resources, Inc.	19,684	2,067,017
Expand Energy Corp.	1,180	130,225
Exxon Mobil Corp.	3,697	444,897
Galp Energia SGPS SA	1,202	20,699
HF Sinclair Corp.	1,345	61,978
Imperial Oil Ltd.	244	21,080
Inpex Corp.	3,734	74,682
Magnolia Oil & Gas Corp. - Class A	4,350	95,221
Matador Resources Co.	2,316	98,291
Northern Oil & Gas, Inc.	3,410	73,213
Shell PLC	1,544	56,900
Texas Pacific Land Corp.	138	39,636
TotalEnergies SE	1,133	73,869

Company	Shares	U.S. $ Value

Williams Cos., Inc. (The)	2,091	$125,690

		3,610,367

		5,243,670

Real Estate – 0.8%
Diversified REITs – 0.0%
Broadstone Net Lease, Inc.	3,420	59,405

Health Care REITs – 0.1%
American Healthcare REIT, Inc.	2,100	98,826
Welltower, Inc.	688	127,700

		226,526

Hotel & Resort REITs – 0.0%
Ryman Hospitality Properties, Inc.	632	59,800

Industrial REITs – 0.0%
STAG Industrial, Inc.	2,680	98,517

Office REITs – 0.0%
COPT Defense Properties	4,690	130,382

Real Estate Management & Development – 0.1%
Daito Trust Construction Co., Ltd.	550	10,473
Jones Lang LaSalle, Inc.(a)	524	176,310
Wharf Holdings Ltd. (The) - Class H	8,397	23,455

		210,238

Residential REITs – 0.0%
Independence Realty Trust, Inc.	6,310	110,299

Specialized REITs – 0.6%
CubeSmart	1,409	50,794
Digital Realty Trust, Inc.	7,401	1,145,009
Extra Space Storage, Inc.	9,431	1,228,105
Public Storage	264	68,508

		2,492,416

		3,387,583

Total Common Stocks (cost $164,531,891)		281,006,529

INVESTMENT COMPANIES – 32.7%
Funds and Investment Trusts – 32.7%(g) (h)
AB Bond Fund, Inc. - AB All Market Real Return Portfolio - Class Z	2,810,408	28,019,770
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	1,181,976	16,110,326
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	4,461,778	72,013,102
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	1,070,667	12,494,679
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	242,222	8,383,292

Total Investment Companies (cost $98,627,305)		137,021,169

	Notional Amount		U.S. $ Value

PURCHASED OPTIONS - PUTS – 2.1%
Options on Equity Indices – 2.1%
Euro STOXX 50 Price EUR Index Expiration: Oct 2026; Contracts: 7,490; Exercise Price: EUR 4,700.00; Counterparty: UBS AG (a)	EUR	35,203,000	$676,163
FTSE 100 Index Expiration: Dec 2026; Contracts: 1,490; Exercise Price: GBP 8,500.00; Counterparty: UBS AG (a)	GBP	12,665,000	279,609
Nikkei 225 Index Expiration: Oct 2026; Contracts: 90,000; Exercise Price: JPY 41,000.00; Counterparty: UBS AG (a)	JPY	3,690,000,000	664,426
S&P 500 Index Expiration: Nov 2026; Contracts: 58,200; Exercise Price: USD 5,625.00; Counterparty: UBS AG (a)	USD	327,375,000	7,100,725

Total Purchased Options - Puts (premiums paid $10,437,696)			8,720,923

Total Investments Before Security Lending Collateral for Securities Loaned – 102.0% (cost $273,596,892)			426,748,621

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.61%(g)(h)(i) (cost $363,312)		363,312	363,312

Total Investments – 102.1% (cost $273,960,204)(j)			427,111,933
Other assets less liabilities – (2.1)%			(8,638,529)

Net Assets – 100.0%			$418,473,404

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	171	March 2026	$12,493,977	$33,742
Canadian 10 Yr Bond Futures	225	March 2026	19,820,589	(36,171)
Euro Buxl 30 Yr Bond Futures	5	March 2026	647,065	(10,583)
Euro-BOBL Futures	25	March 2026	3,412,781	(14,720)
Euro-Bund Futures	20	March 2026	2,998,405	(24,233)
Long Gilt Futures	34	March 2026	4,187,516	33,404
MSCI Emerging Markets Index Futures	180	March 2026	12,702,600	180,425
Nikkei 225 (OSE) Futures	13	March 2026	4,182,840	(17,749)
S&P 500 E-Mini Futures	148	March 2026	51,004,500	(552,500)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
TOPIX Index Futures	22	March 2026	$4,794,241	$9,031
U.S. T-Note 2 Yr (CBT) Futures	155	March 2026	32,362,305	(5,436)
U.S. T-Note 10 Yr (CBT) Futures	332	March 2026	37,329,250	(291,731)
U.S. Ultra Bond (CBT) Futures	93	March 2026	10,974,000	(252,426)
Sold Contracts
E-Mini Russell 2000 Index Futures	46	March 2026	5,745,400	175,519
Euro STOXX 50 Index Futures	126	March 2026	8,649,072	(131,697)
FTSE 100 Index Futures	16	March 2026	2,143,996	(49,318)
Hang Seng Index Futures	1	January 2026	164,776	1,955
Japan 10 Yr Bond (OSE) Futures	52	March 2026	43,956,333	271,367
MSCI Singapore ETS Index Futures	2	January 2026	69,356	45
OMXS 30 Index Futures	12	January 2026	377,374	(9,959)
S&P/TSX 60 Index Futures	21	March 2026	5,697,410	(36,635)
SPI 200 Futures	49	March 2026	7,092,663	(63,893)

				$(791,563)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	4,084	JPY	615,494	01/23/2026	$(148,461)
Bank of America NA	USD	8,610	AUD	13,249	01/28/2026	232,683
Bank of America NA	CHF	20,594	USD	25,867	01/29/2026	(196,869)
Bank of America NA	USD	407	CHF	325	01/29/2026	4,869
Barclays Capital, Inc.	CHF	428	USD	534	01/29/2026	(7,971)
Barclays Capital, Inc.	USD	9,467	EUR	8,037	01/29/2026	(10,202)
Barclays Capital, Inc.	USD	9,524	CAD	13,154	02/05/2026	74,504
Deutsche Bank AG	JPY	1,424,178	USD	9,128	01/23/2026	22,012
Deutsche Bank AG	AUD	917	USD	607	01/28/2026	(5,266)
Deutsche Bank AG	SEK	48,372	USD	5,183	02/13/2026	(81,980)
Deutsche Bank AG	GBP	14,074	USD	18,732	02/26/2026	(236,505)
Goldman Sachs Bank USA	NOK	49,966	USD	4,918	02/13/2026	(39,269)
HSBC Bank USA	AUD	14,057	USD	9,322	01/28/2026	(59,604)
HSBC Bank USA	USD	4,606	NZD	8,180	01/28/2026	108,076
HSBC Bank USA	CAD	1,588	USD	1,142	02/05/2026	(16,800)
JPMorgan Chase Bank	JPY	763,806	USD	4,903	01/23/2026	19,023
JPMorgan Chase Bank	USD	5,014	CHF	3,973	01/29/2026	14,409
JPMorgan Chase Bank	USD	9,540	EUR	8,185	01/29/2026	90,157
Morgan Stanley & Co., Inc.	JPY	260,439	USD	1,689	01/23/2026	23,721
Morgan Stanley & Co., Inc.	EUR	12,344	USD	14,327	01/29/2026	(196,132)
Morgan Stanley & Co., Inc.	USD	355	EUR	307	01/29/2026	5,948
Morgan Stanley & Co., Inc.	NOK	46,454	USD	4,567	02/13/2026	(42,142)
Morgan Stanley & Co., Inc.	USD	9,530	NOK	96,420	02/13/2026	35,702
Morgan Stanley & Co., Inc.	GBP	383	USD	511	02/26/2026	(5,164)
State Street Bank & Trust Co.	JPY	74,298	USD	486	01/23/2026	10,826
State Street Bank & Trust Co.	NZD	52	USD	29	01/28/2026	(504)
State Street Bank & Trust Co.	USD	29	NZD	52	01/28/2026	700
State Street Bank & Trust Co.	NOK	1,138	USD	112	02/13/2026	(1,244)
UBS	AUD	7,606	USD	4,914	01/28/2026	(162,198)
UBS	EUR	1,624	USD	1,899	01/29/2026	(12,572)
UBS	CAD	2,587	USD	1,855	02/05/2026	(33,401)
UBS	USD	9,075	SEK	85,495	02/13/2026	230,207

						$(383,447)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00%	Quarterly	3.16%	USD	9,400	$730,316	$686,968	$43,348

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	1,717	03/20/2026	$(41,504)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $115,256 or 0.0% of net assets.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of December 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $159,800,379 and gross unrealized depreciation of investments was $(7,821,816), resulting in net unrealized appreciation of $151,978,563.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

December 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$78,244,996	$3,971,204	$18,471	$82,234,671
Financials	39,065,836	2,535,141	—	41,600,977
Health Care	30,663,315	4,267,354	—	34,930,669
Communication Services	31,038,586	2,867,481	—	33,906,067
Industrials	27,340,908	2,695,779	—	30,036,687
Consumer Discretionary	19,939,553	1,528,043	—	21,467,596
Consumer Staples	14,424,087	1,728,127	—	16,152,214
Utilities	5,732,478	595,574	—	6,328,052
Materials	4,828,031	890,312	—	5,718,343
Energy	4,943,440	300,230	—	5,243,670
Real Estate	3,353,655	33,928	—	3,387,583
Investment Companies	137,021,169	—	—	137,021,169
Purchased Options - Puts	—	8,720,923	—	8,720,923
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	363,312	—	—	363,312

Total Investments in Securities	396,959,366	30,134,096	18,471	427,111,933
Other Financial Instruments(a):
Assets:
Futures	705,488	—	—	705,488
Forward Currency Exchange Contracts	—	872,837	—	872,837
Centrally Cleared Credit Default Swaps	—	730,316	—	730,316
Liabilities:
Futures	(1,497,051)	—	—	(1,497,051)
Forward Currency Exchange Contracts	—	(1,256,284)	—	(1,256,284)
Total Return Swaps	—	(41,504)	—	(41,504)

Total	$396,167,803	$30,439,461	$18,471	$426,625,735

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2025 is as follows:

							Distributions
Fund	Market Value 09/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 12/31/2025 (000)	Dividend Income (000)	Realized Gains (000)
AB Government Money Market Portfolio	$26,939	$12,225	$39,164	$0	$0	$0	$136	$0
AB Bond Fund, Inc. - AB All Market Real Return Portfolio	31,106	2,123	4,054	112	(1,267)	28,020	2,123	0
Bernstein Fund, Inc. - International Small Cap Portfolio	15,609	2,150	0	0	(1,649)	16,110	2,150	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	92,081	8,018	25,700	10,868	(13,254)	72,013	8,019	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	12,404	1,216	0	0	(1,125)	12,495	1,215	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	7,965	171	0	0	247	8,383	172	0
AB Government Money Market Portfolio*	166	2,397	2,200	0	0	363	3	0
Total	$186,270	$28,300	$71,118	$10,980	$(17,048)	$137,384	$13,818	$0

*	Investments of cash collateral for securities lending transactions.